INCOME TAXES (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 33.8	$ 30.3